Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases (Detail) $ in Thousands	Jun. 30, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 51,335
2018	42,624
2019	36,057
2020	26,230
2021	13,414
2022 and thereafter	3,061
Total minimum payments	172,721
Vehicle Leases
Operating Leased Assets [Line Items]
2017	36,296
2018	33,101
2019	28,825
2020	22,617
2021	11,531
2022 and thereafter	1,215
Total minimum payments	133,585
Facility Leases
Operating Leased Assets [Line Items]
2017	15,039
2018	9,523
2019	7,232
2020	3,613
2021	1,883
2022 and thereafter	1,846
Total minimum payments	$ 39,136